7. Trade receivables	12 Months Ended
Dec. 31, 2019
Trade Receivables
Trade receivables
7.	Trade receivables

Trade receivables are initially recorded at the transaction amount, which corresponds to the sale value, and are subsequently measured according to the portfolio: (i) fair value through other comprehensive income (FVOCI), in the case of receivables from credit card companies and (ii) amortized cost, for other customer portfolio.

Credit losses on financial assets that are measured at amortized cost are deducted from carrying amount of the asset.

For financial instruments measured at FVOCI, credit losses are recorded in OCI instead of reducing the carrying amount of the asset.

At each reporting date, the Company evaluates if the financial assets recorded at amortized cost or FVOCI show any indication of impairment. A financial asset shows indication of impairment loss when there is one or more events with adverse impact on the estimated future cash flows of the financial asset.

Receivables are considered unrecoverable and therefore written off from the accounts receivable portfolio, when they are not collected after 360 days from due date. At each balance sheet date, the Company and its subsidiaries assess whether the receivables have any indications of impairment.

	2019	2018

Credit card companies (note 7.1)	42	38
Credit card companies - related parties (note 11.2)	24	58
Sales vouchers and trade receivables	446	128
Private label credit card	70	53
Receivables from related parties (note 11.2)	12	15
Receivables from suppliers	166	101
Allowance for doubtful accounts (note 7.2)	(32)	(5)
	728	388

Current	727	384
Noncurrent	1	4

7.1.	Credit card companies

As part of its cash management strategy, the Group periodically enters into factoring transactions and discounts a portion of its credit card receivables with financial institutions or credit card companies, without recourse or related obligation.

7.2.	Allowance for doubtful accounts on trade receivables
	2019	2018	2017

At the beginning of the year	(5)	(6)	(4)
Allowance booked for the year	(263)	(630)	(740)
Write-offs of receivables	282	771	621
Deconsolidation Via Varejo	(19)	-	-
Assets held for sale and discontinued operations	1	(140)	117
Business combination	(28)	-	-
At the end of the year	(32)	(5)	(6)

The aging list of gross trade receivables is as follows:

			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2019	760	609	79	21	5	46
12.31.2018	393	362	10	5	5	11